Related-Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related-Party Transactions

Note 2. Related-Party Transactions

As of December 31, 2020, and December 31, 2019, the Company holds related party receivables of $170,591 and $7,248, respectively. These receivables are related to payments of expenses made on behalf of affiliated entities. These receivables are non-interest bearing and are due on the Company’s demand of payment.

In consideration for the Manager’s services in managing the investments of the Company, the Company pays to the Manager an annual management fee equal to one percent of the outstanding aggregate principal balances of the private placement secured demand notes. The management fee is paid in arrears on the last day of each calendar quarter and is calculated on the average daily outstanding principal balances of the private placement secured demand notes during the applicable quarter. There were $13,972 and $23,326 in management fees incurred during the years ended December 31, 2020 and 2019, respectively. These fees are included in management fee expense-related party on the consolidated statements of operations.

Certain shared operating expenses of the Company’s affiliated entities were allocated to the Company. The affiliated entities include iCap Equity, LLC and iCap PNW Management LLC. These allocations were based on several factors including size of notes payable, number of individual investors, and term of operations with an allocation period. Effective January 1, 2020 management has decided to stop allocating expenses from affiliated entities to the Company and there were no expenses allocated for the year ended December 31, 2020. Instead, when the Company issues Public Demand Notes, the management fee paid by the Company shall increase to 1.3% of outstanding Public Demand Notes. Management fees on the private placement secured demand notes will remain at 1%. For the year ended December 31, 2019 affiliated entities allocated expenses were $71,958. Additionally, certain expenses of the Company were paid directly by iCap Equity, LLC and iCap PNW Management LLC. Direct expenses paid by the affiliated entities totaled $11,032 and $25,125 for the years ended December 31, 2020 and 2019, respectively. These expenses are included in general and administrative expenses on the consolidated statements of operations.

Amounts due to affiliated entities, inclusive of allocated expenses, direct expenses paid by affiliated entities, and management fees accrued, are included in the related party payables of $7,644 and $405,227 on the consolidated balance sheets at December 31, 2020 and December 31, 2019, respectively. These payables are non-interest bearing and due on the affiliated companies’ demand of payment. At December 31, 2020 there exists a concentration of payables to related parties of approximately 16% of the Company’s payables and accrued expenses compared to approximately 93% at December 31, 2019.

As of December 31, 2020, a private placement secured demand note of $1,051 payable to the CEO, is included in related party private placement secured demand notes on the consolidated balance sheets. As of December 31, 2019, this note totaled $1,028. In addition, as of December 31, 2020, a private placement secured demand note of $875 is payable to the Director of Capital Markets, which is included in related party private placement secured demand notes on the accompanying consolidated balance sheets. As of December 31, 2019, this note totaled $857.

Additionally, other non-key management employees of affiliated entities held $19,342 and $130,971 of private placement secured demand notes, which are included in the private placement secured demand notes on the consolidated balance sheets as of December 31, 2020 and 2019, respectively.

Effective October 31, 2020, the Company made a loan to Colpitts Sunset, LLC, an affiliated entity, in the amount of $864,032, in exchange for a promissory note secured by a deed of trust on property owned by Colpitts Sunset, LLC and bearing interest at 10% per annum. The full amount of the note plus interest earned and accrued of $7,200 is included in the affiliated note receivable on the consolidated balance sheet as of December 31, 2020. Subsequent to December 31, 2020, the maturity date of the note was extended to June 30, 2021 (see Note 7).

Subsequent to December 31, 2020, a joint venture entity, in which the CEO is the majority owner, purchased private placement secured demand notes totaling $4,501,666. There were no other investment or redemption activities related to the private placement secured demand notes held by this joint venture entity, the CEO, or the Director of Capital Markets. During such subsequent period, non-key management employees purchased an additional $154,704 private placement secured demand notes and redeemed $149,954 private placement secured demand notes.